Organization (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 25,328,486	$ 24,419,912	$ 18,628,365	$ 16,447,268
Property and equipment, net	10,115,782	8,290,460
Liabilities
Wages payable	10,472,596	7,082,138
CBPO [Member]
Assets
Cash and cash equivalents	17,125	17,219
Other receivables
Prepayments
Income taxes recoverable
Long term investment	5,000,000	5,000,000
Property and equipment, net
Liabilities
Other payables	52,000	57,000
Wages payable
WFOE [Member]
Assets
Cash and cash equivalents	4,793,416	4,729,713
Other receivables		73
Prepayments		9,730
Income taxes recoverable	46,579	11,942
Long term investment
Property and equipment, net		15,084
Liabilities
Other payables	2,017	34,809
Wages payable		130,882
CCRC [Member]
Assets
Cash and cash equivalents	119,778	579,490
Other receivables	24,000	2,035
Prepayments	22,740	109,583
Income taxes recoverable
Long term investment
Property and equipment, net
Liabilities
Other payables		34,797
Wages payable	$ 100,000	$ 100,000